Cash flow changes from financing activities	12 Months Ended
Dec. 31, 2019
Cash Flow Changes From Financing Activities
25. Cash flow changes from financing activities

Details of changes in financing activities for the year ended December 31, 2019 are as follows:

			Non-cash changes
	January 1, 2019	Cash flows	Conversion/ Other	Foreign exchange	Fair Value/ Amortization	December 31, 2019
Share capital	75,045	770	18,685	-	-	94,500
Credit facility	76,465	(565)	-	-	572	76,472
Debentures	42,156	2,213	-	(330)	-	44,039
Convertible debentures	11,889	-	(276)	-	760	12,373
Lease liability	4,694	(833)	1,347	-	-	5,208
Derivative financial liability	964	-	(1,534)	-	570	-
Total	211,213	1,585	18,222	(330)	1,902	232,592

Details of changes in financing activities for the year ended December 31, 2018 are as follows:

			Non-cash changes
	January 1, 2018	Cash flows	Conversion	Foreign exchange	Fair Value/ Amortization	December 31, 2018
Share capital	71,389	311	3,345	-	-	75,045
Credit facility	57,496	18,559	-	-	410	76,465
Debentures	40,240	1,381	-	535	-	42,156
Convertible debentures	12,988	-	(1,751)	-	652	11,889
Derivative financial liability	2,697	-	-	-	(1,733)	964
Total	184,810	20,251	1,594	535	(671)	206,519